Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 480,443	$ 73,990
Restricted cash	12,278	7,378
Accounts receivable	461	1,279
Inventories	26,817	23,288
Prepayments and other current assets	16,672	4,195
Due from related party, net	0	8,967
Total current assets	536,671	119,097
Property, plant, and equipment, net	49,333	34,214
Right-of-use asset	16,927
Other noncurrent assets	2,615	2,728
Total assets	605,546	156,039
Current liabilities
Accounts payable	7,038	7,217
Current portion of operating lease obligation	2,354
Current portion of finance lease obligation	47
Current portion of finance lease obligation		56
Accrued liabilities	22,277	18,166
Customer deposits	83,362	80,883
Due to related parties, net	767	0
Total current liabilities	115,845	106,322
Deferred rent		8,158
Operating lease obligation, net of current portion	21,867
Financing lease obligation, net of current portion	274
Total liabilities	137,986	114,480
Commitments and contingencies (Note 14)
Stockholders' Equity
Net parent investment		41,477
Preferred stock, $0.0001 par value; 10,000,000 authorized; none issued and outstanding	0	0
Common stock, $0.0001 par value; 700,000,000 shares authorized; 196,001,038 and 0 shares issued and outstanding as of December 31, 2019 and 2018, respectively	20	0
Additional paid-in capital	589,158	0
Accumulated deficit	(121,677)	0
Accumulated other comprehensive income	59	82
Total stockholders' equity	467,560	41,559
Total liabilities and stockholders' equity	$ 605,546	$ 156,039